Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings per share
Earnings per share
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended June 30,		For the six months ended June 30,

	2019	2018	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	253.780	993.981	524.529	1.272.536

Denominators:
Weighted average number of shares outstanding	303.456.178	306.355.571	305.048.922	306.404.051
Potentially dilutive shares	107.755	927.226	118.134	946.366

Basic earnings per share	0,84	3,24	1,72	4,15
Fully diluted earnings per share	0,84	3,23	1,72	4,14